Components Of Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income taxes:
U.S. Federal					$ (1,175)	$ (305)	$ 1,144
U.S. State					1,619	1,308	2,321
Foreign					6,019	4,429	(2,147)
Total current income taxes					6,463	5,432	1,318
Deferred income taxes:
U.S. Federal					(54,875)	(28,231)	(19,708)
U.S. State					(2,889)	(8,879)	(8,627)
Foreign					(1,243)	(2,577)	5,339
Total deferred income taxes					(59,007)	(39,687)	(22,996)
Total income tax benefit	$ 569	$ (14,096)	$ 3,044	$ (36,055)	$ (52,544)	$ (34,255)	$ (21,678)